Condensed Interim Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities:
Net income	$ 2,114	$ 1,242
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	234	274
Impairment of Goodwill	700
Interest and exchange rate of loans	98	(45)
Severance pay, net	111	(16)
Share-based compensation expenses	21	43
Decrease (Increase) in trade receivables, net	(3,902)	1,714
Decrease (Increase) in other accounts receivable and other long-term assets	15	(450)
Increase in inventories	953	(520)
Decrease in trade payables	(274)	(1,507)
Decrease (increase) in Deferred Tax Assets	(82)
Decrease in operating lease right-of-use assets, net	113	141
Increase in operating lease liabilities	(46)	(164)
Increase (Decrease) in employees and payroll accruals, deferred revenues, accrued expenses and other liabilities	1,399	(392)
Net cash provided by operating activities	1,454	320
Purchase of property and equipment	(269)	(245)
Net cash used in investing activities	(269)	(245)
Cash flows from financing activities:
Proceeds received from issuance of shares upon options exercised, net	764
Repayment of loans	(267)	(85)
Net cash provided by (used in) financing activities	497	(85)
Change in cash and cash equivalents, and restricted bank deposits	1,682	(10)
Cash, cash equivalents and restricted bank deposits at the beginning of the period	3,553	2,561
Cash, cash equivalents and restricted bank deposits at the end of the period	5,235	2,551
(a) Cash paid during the period for:
Tax	65
Interest	$ 286	$ 48